Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Total Reserves	£ 3,183	£ 3,235
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	2,736	3,383
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	244	(139)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	1,181	388
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(954)	(373)
Other reserves and other shareholders equity [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ (24)